Fees Summary	Aug. 11, 2025 USD ($) [1]
Fees Summary [Line Items]
Total Offering	$ 549,027,000
Previously Paid Amount	5,205.94
Total Fee Amount	82,860.13
Total Offset Amount	0.00
Net Fee	$ 77,654.19

[1]	The Registrant previously registered $15,227,027,791.16 of securities under a registration statement on Form SF-3 (Registration No. 333-226082) filed on July 6, 2018 (as modified by one pre-effective amendment, which was filed on December 17, 2018), with an effective date of December 21, 2018. The Registrant carried forward $5,524,410,791.16 of those previously registered securities under a registration statement on Form SF-3 (Registration No. 333-261764) filed on December 20, 2021 (as modified by one pre-effective amendment, which was filed on March 24, 2022), with an effective date of March 30, 2022. The Registrant carried forward $41,814,791.16 of those previously registered securities under a registration statement on Form SF-3 (Registration No. 333-286173) filed on March 27, 2025 (as modified by one pre-effective amendment, which was filed on July 21, 2025), with an effective date of August 5, 2025, which remain unsold. The Registrant is carrying forward $41,814,791 of those previously registered securities and the $5,205.94 of registration fees previously paid in connection with such unsold securities, and is paying the remaining $77,654.19 registration fees (pay-as-you-go registration fees) in connection with the newly registered securities.